Subsequent Events - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended		0 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	May 31, 2014	May 31, 2013	Feb. 06, 2015	Sep. 26, 2014	Apr. 09, 2015	Mar. 06, 2015	Apr. 01, 2015	Apr. 30, 2010	Mar. 02, 2015	Jul. 10, 2014
Subsequent Event [Line Items]
Common stock, shares authorized	100,000,000		100,000,000	100,000,000						100,000,000
Convertible notes	$ 3,247,741				$ 1,500,000	$ 2,000,000
Convertible note conversion price per share	$ 0.75		$ 0.75
Cash interest payment	170,934	165,354	311,991	224,724
Warrants to purchase shares of common stock, exercise price	$ 0.50
Face amount of notes	0		1,200,000	6,588,250
Alpha Venture Capital Partners, L.P.
Subsequent Event [Line Items]
Convertible note conversion price per share	$ 1.00				$ 1.00	$ 1.00
Warrants to purchase shares of common stock	325,000
Warrants to purchase shares of common stock, exercise price	$ 0.50				$ 0.50	$ 0.50
Face amount of notes	3,500,000				1,500,000	2,000,000
Convertible note maturity date	Sep. 26, 2016				May 05, 2015	Sep. 26, 2016
2012 Equity Incentive Plan
Subsequent Event [Line Items]
Warrants to purchase shares of common stock	325,000
Maximum
Subsequent Event [Line Items]
Warrants to purchase shares of common stock, exercise price	$ 2.00
Subsequent Event
Subsequent Event [Line Items]
Common stock, shares authorized											200,000,000
Convertible notes term							3 years
Convertible notes							3,046,250
Accrued but unpaid interest							96,595
Convertible note conversion price per share							$ 0.75
Common stock issued upon conversion of notes							4,181,079
Cash interest payment							7,028
Warrants to purchase shares of common stock							5,555,000	150,000
Warrants to purchase shares of common stock, exercise price							$ 1.00	$ 0.83
Exercisable warrants, expire period								5 years
Exercisable warrants, vesting percentage								50.00%
Exercisable warrants, expire period								2 years
Subsequent Event | Alpha Venture Capital Partners, L.P.
Subsequent Event [Line Items]
Face amount of notes									1,500,000
Convertible note maturity date									May 05, 2015
Subsequent Event | Alpha Venture Capital Partners, L.P. | Revised
Subsequent Event [Line Items]
Convertible note maturity date									Aug. 05, 2015
Subsequent Event | Exercisable through December 2015
Subsequent Event [Line Items]
Warrants to purchase shares of common stock							186,667
Subsequent Event | Exercisable until January 15, 2016
Subsequent Event [Line Items]
Warrants to purchase shares of common stock							160,000
Subsequent Event | 2012 Equity Incentive Plan | Stock Options
Subsequent Event [Line Items]
Shares available for future issuance											2,000,000
Subsequent Event | Maximum
Subsequent Event [Line Items]
Financial penalties												1,900,000
More than three months notice from the anticipated manufacturing date | Subsequent Event
Subsequent Event [Line Items]
Financial penalties												1,100,000
More than three months notice thereafter | Subsequent Event
Subsequent Event [Line Items]
Financial penalties												$ 1,900,000